Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
REVENUE	$ 0	$ 0
OPERATING AND ADMINISTRATIVE EXPENSES
Sponsorship research and development	170,575	67,270
Legal fees	164,855	25,287
Salaries	73,815	88,791
Patent expense	22,435	60,434
Consulting	10,008	10,861
Payroll taxes and employee benefits	10,170	5,335
Rent - related party and officer	4,546	5,862
Travel	6,228	2,892
Telephone, internet and website	1,658	2,703
Miscellaneous	165
Rebates from research and development Canadian tax credits	(8,181)	(78,366)
Total research and development expenses	456,274	191,069
General and administrative expenses	568,764	101,031
TOTAL OPERATING AND ADMINISTRATIVE EXPENSES	1,025,038	292,100
LOSS FROM OPERATIONS	(1,025,038)	(292,100)
OTHER INCOME (EXPENSE)
Interest income		49
Interest expense - stockholder	(11,473)
Foreign currency exchange gain (loss)	13,089	(10,430)
TOTAL OTHER INCOME (EXPENSE)	1,616	(10,381)
NET LOSS	(1,023,422)	(302,481)
COMPREHENSIVE LOSS
Foreign exchange translation loss	(1,070)	(156,338)
TOTAL COMPREHENSIVE LOSS	$ (1,024,492)	$ (458,819)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.15)	$ (0.05)
Weighted average common shares - basic and diluted (in shares)	6,613,338	6,613,338